PERFORMANCE SHARE UNITS (Tables)	12 Months Ended
Dec. 31, 2015
Performance Share Units Disclosure [Abstract]
Share-based Compensation, Performance Shares Award Outstanding Activity [Table Text Block]
Below is a table summarizing the Company’s outstanding performance share units as of December 31, 2015 and December 31, 2014:

	Number of	Wtd Avg.	Remaining
	PSUs	Grant Price	Term
Outstanding at December 31, 2014	4,500,000	$0.40	2.00

Forfeited	4,500,000	0.33	-

Outstanding at September 30, 2015	0	$0	0